INCOME TAXES (Details 2) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Deferred Tax Asset Allowable Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 323,000	$ 11,000	$ 13,000
Expiry Date, Range	No expiry date	No expiry date	No expiry date
Deferred Tax Asset Investment In Associates [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 0	$ 56,000	$ 0
Expiry Date, Range	No expiry date	No expiry date	No expiry date
Deferred Tax Asset Share Issue Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 305,000	$ 414,000	$ 44,000
Expiry Date, Range	2020 to 2022	2019 to 2022	2018 to 2022
Deferred Tax Asset Cumulative Eligible Capital [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 0	$ 0	$ 35,000
Expiry Date, Range	No expiry date	No expiry date	No expiry date
Deferred Tax Asset Property And Equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,675,000	$ 437,000	$ 36,000
Expiry Date, Range	No expiry date	No expiry date	No expiry date
Deferred Tax Asset Non Capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,194,000	$ 4,503,000	$ 2,452,000
Expiry Date, Range	2026 to 2039	2026 to 2038	2026 to 2037